Restatement of Financial Statements - Schedule of Quarterly Financial Information for Restatement and Revision of Condensed Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 20, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total assets	$ 250,663,379	$ 250,827,490	$ 252,167,049
Liabilities and Shareholders' Equity
Total current liabilities	216,903	139,107	816,145
Deferred underwriting commissions	8,750,000	8,750,000	8,750,000
Derivative warrant liabilities		21,354,400	19,500,000
Total liabilities	20,840,433	30,243,507	29,066,145
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		8,293,299	5,776,310
Retained earnings (accumulated deficit)	4,999,129	(3,294,265)	(777,344)
Total shareholders' equity	5,000,006	5,000,003	5,000,004	$ 0
Total Liabilities and Shareholders' Equity	250,663,379	250,827,490	252,167,049
Class A Ordinary Share
Liabilities and Shareholders' Equity
Class A ordinary shares; shares subject to possible redemption at $10.00 per share	224,822,940	215,583,980	218,100,900
Shareholders' Equity:
Ordinary shares, value	252	344	319
Total shareholders' equity	252	344		0
Class B Ordinary Share
Shareholders' Equity:
Ordinary shares, value	625	625	719
Total shareholders' equity	$ 625	625		$ 0
As Previously Reported
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total assets		250,827,490	252,167,049
Liabilities and Shareholders' Equity
Total current liabilities		139,107	816,145
Deferred underwriting commissions		8,750,000	8,750,000
Total liabilities		8,889,107	9,566,145
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		5,703,622	5,041,015
Retained earnings (accumulated deficit)		(704,375)	(41,854)
Total shareholders' equity		5,000,003	5,000,004
Total Liabilities and Shareholders' Equity		250,827,490	252,167,049
As Previously Reported | Class A Ordinary Share
Liabilities and Shareholders' Equity
Class A ordinary shares; shares subject to possible redemption at $10.00 per share		236,938,380	237,600,900
Shareholders' Equity:
Ordinary shares, value		131	124
As Previously Reported | Class B Ordinary Share
Shareholders' Equity:
Ordinary shares, value		625	719
Restatement Adjustment
Liabilities and Shareholders' Equity
Derivative warrant liabilities		21,354,400	19,500,000
Total liabilities		21,354,400	19,500,000
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		2,589,677	735,295
Retained earnings (accumulated deficit)		(2,589,890)	(735,490)
Restatement Adjustment | Class A Ordinary Share
Liabilities and Shareholders' Equity
Class A ordinary shares; shares subject to possible redemption at $10.00 per share		(21,354,400)	(19,500,000)
Shareholders' Equity:
Ordinary shares, value		$ 213	$ 195